Goodwill (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Net Book Value, Beginning Balance	$ 6,907.9	$ 6,980.2
Business combinations	17.3	30.5
Foreign exchange and other	123.0	(102.8)
Net Book Value, Ending Balance	7,048.2	6,907.9
Goodwill Gross Book Value [Member]
Goodwill [Roll Forward]
Gross Book Value, Beginning Balance	6,924.5	6,996.8
Business combinations	17.3	30.5
Foreign exchange and other	123.0	(102.8)
Gross Book Value, Ending Balance	7,064.8	6,924.5
Impairment of Goodwill [Member]
Goodwill [Roll Forward]
Accumulated Impairment	(16.6)	(16.6)	(16.6)
Business combinations	0	0
Foreign exchange and other	$ 0	$ 0